UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10001
                                                     ---------

                    Oppenheimer Main Street Opportunity Fund
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                      Date of reporting period: 01/31/2008
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.

JANUARY 31, 2008

--------------------------------------------------------------------------------

      Oppenheimer                                             Management
      Main Street                                            Commentaries
      Opportunity Fund(R)                                        and
                                                              Semiannual
                                                                Report

--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

            An Interview with Your Fund's Managers

            Listing of Top Holdings

      SEMIANNUAL REPORT                                     [GRAPHIC]

            Listing of Investments

            Financial Statements

                                                  [LOGO] OPPENHEIMERFUNDS(R)
                                                         The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                                 9.2%
--------------------------------------------------------------------------------
Diversified Financial Services                                              8.6
--------------------------------------------------------------------------------
Computers & Peripherals                                                     7.5
--------------------------------------------------------------------------------
Software                                                                    6.0
--------------------------------------------------------------------------------
Communications Equipment                                                    5.0
--------------------------------------------------------------------------------
Media                                                                       4.9
--------------------------------------------------------------------------------
Insurance                                                                   4.6
--------------------------------------------------------------------------------
Industrial Conglomerates                                                    4.5
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                    4.1
--------------------------------------------------------------------------------
Health Care Providers & Services                                            4.0

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2008, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           4.7%
--------------------------------------------------------------------------------
General Electric Co.                                                        3.6
--------------------------------------------------------------------------------
Bank of America Corp.                                                       3.1
--------------------------------------------------------------------------------
Microsoft Corp.                                                             3.1
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                        2.9
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             2.5
--------------------------------------------------------------------------------
American International Group, Inc.                                          2.4
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                                         2.3
--------------------------------------------------------------------------------
AT&T, Inc.                                                                  2.1
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                                              2.1

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2008, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                  9 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                                                     27.4%
  Computers & Peripherals                                                   7.6
  Software                                                                  6.0
  Communications Equipment                                                  5.1
  Semiconductors & Semiconductor Equipment                                  4.1
  Internet Software & Services                                              1.9
  IT Services                                                               1.7
  Electronic Equipment & Instruments                                        0.8
  Office Electronics                                                        0.2
Financials                                                                 21.0
Industrials                                                                10.7
Energy                                                                     10.5
Health Care                                                                10.4
Consumer Discretionary                                                      8.7
Consumer Staples                                                            4.3
Telecommunication Services                                                  3.4
Materials                                                                   3.4
Utilities                                                                   0.2

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2008, and are based on the total market value of common stocks.

--------------------------------------------------------------------------------


                  10 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                  11 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 9/25/00. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  12 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on


                  13 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing on-going costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                             BEGINNING       ENDING            EXPENSES
                             ACCOUNT         ACCOUNT           PAID DURING
                             VALUE           VALUE             6 MONTHS ENDED
ACTUAL                       AUGUST 1, 2007  JANUARY 31, 2008  JANUARY 31, 2008
--------------------------------------------------------------------------------
Class A                      $ 1,000.00      $ 932.10          $ 5.32
--------------------------------------------------------------------------------
Class B                        1,000.00        928.00            9.08
--------------------------------------------------------------------------------
Class C                        1,000.00        929.00            8.74
--------------------------------------------------------------------------------
Class N                        1,000.00        930.10            6.79
--------------------------------------------------------------------------------
Class Y                        1,000.00        934.10            3.32

HYPOTHETICAL
(5% return before expenses)
--------------------------------------------------------------------------------
Class A                        1,000.00        1,019.71          5.56
--------------------------------------------------------------------------------
Class B                        1,000.00        1,015.83          9.49
--------------------------------------------------------------------------------
Class C                        1,000.00        1,016.18          9.14
--------------------------------------------------------------------------------
Class N                        1,000.00        1,018.20          7.10
--------------------------------------------------------------------------------
Class Y                        1,000.00        1,021.78          3.47

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended January 31, 2008 are as follows:

CLASS          EXPENSE RATIOS
------------------------------
Class A             1.09%
------------------------------
Class B             1.86
------------------------------
Class C             1.79
------------------------------
Class N             1.39
------------------------------
Class Y             0.68

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                  14 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  January 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--99.3%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.6%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.4%
American Axle &
Manufacturing
Holdings, Inc. 1                                       130,400   $    2,836,200
--------------------------------------------------------------------------------
Cooper Tire &
Rubber Co.                                             168,750        2,880,563
--------------------------------------------------------------------------------
Goodyear Tire &
Rubber Co. (The) 2                                      60,500        1,522,785
--------------------------------------------------------------------------------
Johnson Controls, Inc.                                  32,100        1,135,377
--------------------------------------------------------------------------------
Lear Corp. 2                                           119,830        3,518,209
--------------------------------------------------------------------------------
Tenneco, Inc. 2                                        101,200        2,678,764
                                                                 ---------------
                                                                     14,571,898
--------------------------------------------------------------------------------
AUTOMOBILES--0.0%
Thor Industries, Inc. 1                                 34,800        1,229,136
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Apollo Group,
Inc., Cl. A 2                                           47,600        3,795,624
--------------------------------------------------------------------------------
Capella Education
Co. 2                                                   35,000        2,207,800
--------------------------------------------------------------------------------
Career Education
Corp. 2                                                 19,000          413,060
--------------------------------------------------------------------------------
Coinstar, Inc. 2                                        23,610          726,008
--------------------------------------------------------------------------------
ITT Educational
Services, Inc. 2                                        16,500        1,507,275
--------------------------------------------------------------------------------
Weight Watchers
International, Inc.                                      3,400          144,840
                                                                 ---------------
                                                                      8,794,607
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.3%
Bally Technologies,
Inc. 2                                                  82,400        3,925,536
--------------------------------------------------------------------------------
Bob Evans Farms,
Inc. 1                                                  49,860        1,482,836
--------------------------------------------------------------------------------
Chipotle Mexican
Grill, Inc., Cl. B 2                                    15,505        1,485,689
--------------------------------------------------------------------------------
IHOP Corp. 1                                            63,800        3,396,712
--------------------------------------------------------------------------------
Vail Resorts, Inc. 1,2                                   4,500          213,030
--------------------------------------------------------------------------------
Wendy's International,
Inc.                                                    18,800          459,096
--------------------------------------------------------------------------------
WMS Industries,
Inc. 2                                                   8,000          299,200

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Yum! Brands, Inc.                                        9,100   $      310,856
                                                                 ---------------
                                                                     11,572,955
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.5%
American Greetings
Corp., Cl. A                                           121,570        2,494,616
--------------------------------------------------------------------------------
Black & Decker
Corp.                                                   19,610        1,422,509
--------------------------------------------------------------------------------
Blyth, Inc.                                              7,400          161,246
--------------------------------------------------------------------------------
Ethan Allen
Interiors, Inc. 1                                        7,700          238,315
--------------------------------------------------------------------------------
Lennar Corp., Cl. A 1                                   78,800        1,623,280
--------------------------------------------------------------------------------
NVR, Inc. 1,2                                            2,810        1,774,515
--------------------------------------------------------------------------------
Pulte Homes, Inc.                                      131,900        2,155,246
--------------------------------------------------------------------------------
Stanley Works (The)                                     30,000        1,540,800
--------------------------------------------------------------------------------
Tempur-Pedic
International, Inc. 1                                  113,000        2,239,660
--------------------------------------------------------------------------------
Toll Brothers, Inc. 1,2                                 67,400        1,569,072
--------------------------------------------------------------------------------
Tupperware Brands
Corp.                                                  102,600        3,796,200
                                                                 ---------------
                                                                     19,015,459
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.5%
Amazon.com, Inc. 2                                     157,000       12,198,900
--------------------------------------------------------------------------------
Blue Nile, Inc. 1,2                                     36,160        1,997,840
--------------------------------------------------------------------------------
IAC/InterActiveCorp 2                                   31,800          824,892
--------------------------------------------------------------------------------
NetFlix.com, Inc. 1,2                                  116,000        2,917,400
--------------------------------------------------------------------------------
NutriSystem, Inc. 1,2                                   72,300        2,069,226
                                                                 ---------------
                                                                     20,008,258
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Callaway Golf Co. 1                                    182,700        3,273,984
--------------------------------------------------------------------------------
Polaris Industries,
Inc. 1                                                  72,550        3,151,572
                                                                 ---------------
                                                                      6,425,556
--------------------------------------------------------------------------------
MEDIA--4.9%
CBS Corp., Cl. B                                       105,800        2,665,102
--------------------------------------------------------------------------------
Clear Channel
Communications, Inc.                                   633,600       19,457,856
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 2                                 916,500       16,643,640
--------------------------------------------------------------------------------
Dish Network Corp.,
Cl. A 2                                                107,500        3,035,800


                  15 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
MEDIA Continued
Entravision
Communications
Corp. 2                                                143,540   $    1,010,522
--------------------------------------------------------------------------------
Getty Images, Inc. 2                                    25,100          627,500
--------------------------------------------------------------------------------
Global Sources
Ltd. 1,2                                                80,003        1,060,040
--------------------------------------------------------------------------------
Liberty Global, Inc.,
Series A 2                                              90,100        3,640,941
--------------------------------------------------------------------------------
Liberty Media
Holding
Corp.-Capital,
Series A 2                                              13,400        1,442,108
--------------------------------------------------------------------------------
Marvel Entertainment,
Inc. 2                                                  10,900          307,380
--------------------------------------------------------------------------------
News Corp., Inc.,
Cl. A                                                  676,500       12,785,850
--------------------------------------------------------------------------------
Scholastic Corp. 2                                      76,700        2,628,509
--------------------------------------------------------------------------------
Sinclair Broadcast
Group, Inc., Cl. A 1                                   110,644          995,796
--------------------------------------------------------------------------------
Time Warner, Inc.                                    4,126,000       64,943,240
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B 2                                  340,264       13,188,633
--------------------------------------------------------------------------------
Walt Disney Co.
(The)                                                1,159,700       34,709,821
--------------------------------------------------------------------------------
Warner Music
Group Corp. 1                                          291,300        2,315,835
                                                                 ---------------
                                                                    181,458,573
--------------------------------------------------------------------------------
MULTILINE RETAIL--0.5%
Big Lots, Inc. 1,2                                     190,800        3,312,288
--------------------------------------------------------------------------------
Dollar Tree Stores,
Inc. 2                                                  52,300        1,464,923
--------------------------------------------------------------------------------
Family Dollar Stores,
Inc.                                                    73,430        1,544,233
--------------------------------------------------------------------------------
Macy's, Inc.                                            71,700        1,981,788
--------------------------------------------------------------------------------
Sears Holdings
Corp. 1,2                                               88,600        9,789,414
                                                                 ---------------
                                                                     18,092,646
--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.8%
Advance Auto
Parts, Inc.                                             15,300          545,904
--------------------------------------------------------------------------------
Aeropostale, Inc. 2                                    156,450        4,407,197
--------------------------------------------------------------------------------
AutoNation, Inc. 2                                      88,900        1,447,292
--------------------------------------------------------------------------------
AutoZone, Inc. 2                                        14,920        1,803,530

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Barnes & Noble, Inc. 1                                  91,950   $    3,121,703
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                      17,800          868,818
--------------------------------------------------------------------------------
Brown Shoe
Co., Inc. 1                                             37,700          648,440
--------------------------------------------------------------------------------
Buckle, Inc. (The) 1                                    63,640        2,646,788
--------------------------------------------------------------------------------
Dress Barn, Inc.
(The) 2                                                176,000        2,145,440
--------------------------------------------------------------------------------
Gap, Inc. (The)                                          9,200          175,904
--------------------------------------------------------------------------------
Home Depot, Inc.                                       261,500        8,020,205
--------------------------------------------------------------------------------
Men's Wearhouse,
Inc. (The) 1                                           103,500        2,638,215
--------------------------------------------------------------------------------
RadioShack Corp.                                        85,730        1,487,416
--------------------------------------------------------------------------------
Sally Beauty
Holdings, Inc. 2                                        24,100          196,656
                                                                 ---------------
                                                                     30,153,508
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Fossil, Inc. 1,2                                        39,720        1,349,686
--------------------------------------------------------------------------------
Liz Claiborne, Inc.                                     21,900          479,391
--------------------------------------------------------------------------------
Polo Ralph
Lauren Corp., Cl. A                                     20,600        1,248,154
--------------------------------------------------------------------------------
Warnaco Group,
Inc. (The) 2                                            86,650        3,109,869
--------------------------------------------------------------------------------
Wolverine World
Wide, Inc.                                             113,480        2,872,179
                                                                 ---------------
                                                                      9,059,279
--------------------------------------------------------------------------------
CONSUMER STAPLES--4.3%
--------------------------------------------------------------------------------
BEVERAGES--1.0%
Coca-Cola Co.
(The)                                                  394,800       23,360,316
--------------------------------------------------------------------------------
PepsiCo, Inc.                                          199,700       13,617,543
                                                                 ---------------
                                                                     36,977,859
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.8%
BJ's Wholesale
Club, Inc. 2                                           105,160        3,411,390
--------------------------------------------------------------------------------
Casey's General
Stores, Inc.                                            80,800        2,100,800
--------------------------------------------------------------------------------
Costco Wholesale
Corp.                                                   70,700        4,803,358
--------------------------------------------------------------------------------
CVS Caremark
Corp.                                                  142,000        5,547,940
--------------------------------------------------------------------------------
Kroger Co. (The)                                       109,000        2,774,050


                  16 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING Continued
Wal-Mart Stores,
Inc.                                                   181,400   $    9,229,632
                                                                 ---------------
                                                                     27,867,170
--------------------------------------------------------------------------------
FOOD PRODUCTS--0.1%
Darling International,
Inc. 2                                                 118,500        1,374,600
--------------------------------------------------------------------------------
Flowers Foods, Inc.                                    151,990        3,647,760
                                                                 ---------------
                                                                      5,022,360
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.3%
Procter & Gamble
Co. (The)                                              737,567       48,642,544
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
American Oriental
Bioengineering, Inc. 1,2                               152,500        1,489,925
--------------------------------------------------------------------------------
Herbalife Ltd.                                          32,500        1,289,600
--------------------------------------------------------------------------------
NBTY, Inc. 2                                           108,200        2,620,604
                                                                 ---------------
                                                                      5,400,129
--------------------------------------------------------------------------------
TOBACCO--0.9%
Altria Group, Inc.                                     391,100       29,653,202
--------------------------------------------------------------------------------
Universal Corp. 1                                       58,100        2,893,961
--------------------------------------------------------------------------------
Vector Group Ltd. 1                                     98,700        1,825,950
                                                                 ---------------
                                                                     34,373,113

--------------------------------------------------------------------------------
ENERGY--10.5%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.3%
Dresser-Rand
Group, Inc. 2                                           40,500        1,283,850
--------------------------------------------------------------------------------
Global Industries
Ltd. 2                                                  62,700        1,107,282
--------------------------------------------------------------------------------
NATCO Group, Inc.,
Cl. A 2                                                 24,220        1,108,792
--------------------------------------------------------------------------------
National Oilwell
Varco, Inc. 2                                           46,900        2,824,787
--------------------------------------------------------------------------------
Oil States
International, Inc. 2                                   92,300        3,236,038
--------------------------------------------------------------------------------
Schlumberger Ltd.                                      415,500       31,353,630
--------------------------------------------------------------------------------
Transocean, Inc.                                        48,600        5,958,360
--------------------------------------------------------------------------------
Willbros Group, Inc. 1,2                                20,500          683,060
                                                                 ---------------
                                                                     47,555,799

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--9.2%
Alon USA Energy,
Inc. 1                                                  24,800   $      451,360
--------------------------------------------------------------------------------
Alpha Natural
Resources, Inc. 1,2                                    136,670        4,572,978
--------------------------------------------------------------------------------
Anadarko
Petroleum Corp.                                         82,500        4,833,675
--------------------------------------------------------------------------------
Bois d'Arc Energy, Inc. 2                                3,800           72,770
--------------------------------------------------------------------------------
Chevron Corp.                                          763,971       64,555,550
--------------------------------------------------------------------------------
ConocoPhillips                                         582,843       46,813,950
--------------------------------------------------------------------------------
Enbridge Energy
Management LLC 2                                             1               12
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                    1,997,600      172,592,640
--------------------------------------------------------------------------------
Foundation Coal
Holdings, Inc.                                          83,200        4,351,360
--------------------------------------------------------------------------------
Mariner Energy, Inc. 2                                  14,800          370,888
--------------------------------------------------------------------------------
Occidental
Petroleum Corp.                                        265,100       17,992,337
--------------------------------------------------------------------------------
Petrohawk Energy
Corp. 2                                                 61,700          971,775
--------------------------------------------------------------------------------
Stone Energy Corp. 2                                    69,800        2,861,800
--------------------------------------------------------------------------------
Tesoro Corp.                                            45,640        1,782,242
--------------------------------------------------------------------------------
Tusk Energy Corp. 2                                    226,900          354,796
--------------------------------------------------------------------------------
Tusk Energy Corp. 2,3                                  258,700          404,521
--------------------------------------------------------------------------------
Valero Energy Corp.                                    276,700       16,377,873
--------------------------------------------------------------------------------
W&T Offshore, Inc.                                      28,000          792,120
                                                                 ---------------
                                                                    340,152,647

--------------------------------------------------------------------------------
FINANCIALS--20.9%
--------------------------------------------------------------------------------
CAPITAL MARKETS--3.6%
Charles Schwab
Corp. (The)                                             70,600        1,574,380
--------------------------------------------------------------------------------
GAMCO Investors,
Inc., Cl. A 1                                           36,200        2,147,022
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The)                                      368,600       74,003,822
--------------------------------------------------------------------------------
Janus Capital
Group, Inc.                                             74,970        2,024,940
--------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.                                          79,800        5,120,766
--------------------------------------------------------------------------------
Merrill Lynch &
Co., Inc.                                              131,200        7,399,680


                  17 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
CAPITAL MARKETS Continued
Morgan Stanley                                         805,400   $   39,810,922
--------------------------------------------------------------------------------
optionsXpress
Holdings, Inc.                                          95,500        2,589,960
                                                                 ---------------
                                                                    134,671,492
--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.3%
U.S. Bancorp                                           531,600       18,047,820
--------------------------------------------------------------------------------
Wachovia Corp.                                       1,701,162       66,226,237
--------------------------------------------------------------------------------
Wells Fargo & Co.                                    1,120,400       38,104,804
                                                                 ---------------
                                                                    122,378,861
--------------------------------------------------------------------------------
CONSUMER FINANCE--0.5%
American Express Co.                                   302,000       14,894,640
--------------------------------------------------------------------------------
Capital One
Financial Corp.                                         30,400        1,666,224
--------------------------------------------------------------------------------
Discover Financial
Services                                                59,600        1,043,000
--------------------------------------------------------------------------------
Student Loan Corp.
(The)                                                    4,800          568,416
                                                                 ---------------
                                                                     18,172,280
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.6%
Bank of America
Corp.                                                2,616,241      116,030,289
--------------------------------------------------------------------------------
CIT Group, Inc.                                         63,600        1,778,256
--------------------------------------------------------------------------------
Citigroup, Inc.                                      3,290,200       92,849,444
--------------------------------------------------------------------------------
JPMorgan Chase
& Co.                                                2,265,952      107,746,018
                                                                 ---------------
                                                                    318,404,007
--------------------------------------------------------------------------------
INSURANCE--4.6%
Allstate Corp.                                         109,500        5,395,065
--------------------------------------------------------------------------------
Ambac Financial
Group, Inc. 1                                           53,600          628,192
--------------------------------------------------------------------------------
American
International
Group, Inc.                                          1,620,400       89,381,264
--------------------------------------------------------------------------------
AmTrust Financial
Services, Inc.                                          30,200          474,140
--------------------------------------------------------------------------------
Aon Corp.                                              195,300        8,499,456
--------------------------------------------------------------------------------
Assurant, Inc.                                          43,800        2,842,182
--------------------------------------------------------------------------------
Berkshire Hathaway,
Inc., Cl. B 2                                            2,730       12,421,500
--------------------------------------------------------------------------------
Chubb Corp.                                            197,900       10,249,241
--------------------------------------------------------------------------------
CNA Surety Corp. 2                                       4,400           78,452

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
INSURANCE Continued
Delphi Financial
Group, Inc., Cl. A                                      36,660   $    1,150,391
--------------------------------------------------------------------------------
FBL Financial
Group, Inc., Cl. A                                      20,100          662,295
--------------------------------------------------------------------------------
First American
Corp. (The)                                             43,230        1,882,667
--------------------------------------------------------------------------------
Genworth Financial,
Inc., Cl. A                                            105,100        2,558,134
--------------------------------------------------------------------------------
Loews Corp.                                             27,600        1,288,644
--------------------------------------------------------------------------------
Max Capital
Group Ltd.                                             110,500        3,137,095
--------------------------------------------------------------------------------
MBIA, Inc. 1                                            70,840        1,098,020
--------------------------------------------------------------------------------
MetLife, Inc.                                           70,600        4,163,282
--------------------------------------------------------------------------------
Midland Co. (The)                                       15,600          998,712
--------------------------------------------------------------------------------
Montpelier
Re Holdings Ltd.                                        68,600        1,175,804
--------------------------------------------------------------------------------
Navigators Group,
Inc. (The) 2                                            27,400        1,581,802
--------------------------------------------------------------------------------
Platinum
Underwriters
Holdings Ltd.                                           11,900          401,625
--------------------------------------------------------------------------------
ProAssurance Corp. 2                                    19,900        1,148,230
--------------------------------------------------------------------------------
Progressive Corp.                                       22,200          412,032
--------------------------------------------------------------------------------
RLI Corp.                                               20,000        1,128,000
--------------------------------------------------------------------------------
Safeco Corp.                                            14,920          796,280
--------------------------------------------------------------------------------
Torchmark Corp.                                         13,400          818,204
--------------------------------------------------------------------------------
Travelers Cos., Inc.
(The)                                                  286,300       13,771,030
                                                                 ---------------
                                                                    168,141,739
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.3%
Fannie Mae                                             236,600        8,011,276
--------------------------------------------------------------------------------
Washington
Mutual, Inc. 1                                         132,000        2,629,440
                                                                 ---------------
                                                                     10,640,716
--------------------------------------------------------------------------------
HEALTH CARE--10.3%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.3%
Alnylam
Pharmaceuticals, Inc. 1,2                               38,900        1,168,556
--------------------------------------------------------------------------------
Amgen, Inc. 2                                          357,600       16,660,584
--------------------------------------------------------------------------------
Applera Corp./Celera
Genomics Group 2                                        33,600          514,752


                  18 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Biogen Idec, Inc. 2                                    234,900   $   14,317,155
--------------------------------------------------------------------------------
Cubist
Pharmaceuticals, Inc. 2                                131,240        2,229,768
--------------------------------------------------------------------------------
Genentech, Inc. 2                                      129,400        9,082,586
--------------------------------------------------------------------------------
OSI Pharmaceuticals,
Inc. 2                                                  80,000        3,190,400
                                                                 ---------------
                                                                     47,163,801

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.9%
Analogic Corp.                                          37,700        2,226,562
--------------------------------------------------------------------------------
Baxter International,
Inc.                                                   101,800        6,183,332
--------------------------------------------------------------------------------
Intuitive Surgical, Inc. 2                               7,100        1,803,400
--------------------------------------------------------------------------------
Invacare Corp.                                           3,800           92,492
--------------------------------------------------------------------------------
Medtronic, Inc.                                        362,590       16,885,816
--------------------------------------------------------------------------------
Meridian Bioscience,
Inc. 1                                                  90,800        2,852,028
--------------------------------------------------------------------------------
Steris Corp.                                           116,600        2,889,348
                                                                 ---------------
                                                                     32,932,978
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.0%
Aetna, Inc.                                            329,000       17,522,540
--------------------------------------------------------------------------------
AMERIGROUP Corp. 2                                      99,800        3,744,496
--------------------------------------------------------------------------------
AmerisourceBergen
Corp.                                                   42,700        1,991,955
--------------------------------------------------------------------------------
Apria Healthcare
Group, Inc. 2                                          124,750        2,647,195
--------------------------------------------------------------------------------
Centene Corp. 2                                        114,300        2,736,342
--------------------------------------------------------------------------------
Chemed Corp. 1                                          51,650        2,646,030
--------------------------------------------------------------------------------
Coventry Health
Care, Inc. 2                                            33,500        1,895,430
--------------------------------------------------------------------------------
Emergency Medical
Services LP, Cl. A 1,2                                  38,400        1,181,568
--------------------------------------------------------------------------------
Express Scripts, Inc. 2                                206,900       13,963,681
--------------------------------------------------------------------------------
Health Net, Inc. 2                                      33,800        1,571,362
--------------------------------------------------------------------------------
Healthspring, Inc. 2                                   138,460        2,864,737
--------------------------------------------------------------------------------
Humana, Inc. 2                                          39,800        3,195,940
--------------------------------------------------------------------------------
Lincare Holdings, Inc. 2                                41,030        1,370,812
--------------------------------------------------------------------------------
McKesson Corp.                                         163,900       10,291,281
--------------------------------------------------------------------------------
Medco Health
Solutions, Inc. 2                                      358,400       17,948,672

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Molina
Healthcare, Inc. 1,2                                    66,474   $    2,267,428
--------------------------------------------------------------------------------
Omnicare, Inc.                                          58,000        1,284,120
--------------------------------------------------------------------------------
UnitedHealth
Group, Inc.                                            426,650       21,690,886
--------------------------------------------------------------------------------
Universal American
Corp. 2                                                 36,300          759,759
--------------------------------------------------------------------------------
WellCare Health
Plans, Inc. 1,2                                         75,000        3,524,250
--------------------------------------------------------------------------------
WellPoint, Inc. 2                                      426,790       33,374,978
                                                                 ---------------
                                                                    148,473,462
--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.0%
Omnicell, Inc. 2                                        45,100        1,131,108
--------------------------------------------------------------------------------
Phase Forward, Inc. 2                                   27,000          465,750
                                                                 ---------------
                                                                      1,596,858
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.3%
Applera Corp./Applied
Biosystems Group                                        47,500        1,497,675
--------------------------------------------------------------------------------
Dionex Corp. 1,2                                        38,800        2,719,880
--------------------------------------------------------------------------------
Invitrogen Corp. 2                                      26,000        2,227,420
--------------------------------------------------------------------------------
Parexel International
Corp. 2                                                 36,800        2,002,288
--------------------------------------------------------------------------------
Varian, Inc. 2                                          53,000        2,875,250
                                                                 ---------------
                                                                     11,322,513
--------------------------------------------------------------------------------
PHARMACEUTICALS--3.8%
Abbott Laboratories                                     31,100        1,750,930
--------------------------------------------------------------------------------
Endo Pharmaceuticals
Holdings, Inc. 2                                        54,460        1,423,584
--------------------------------------------------------------------------------
Forest Laboratories,
Inc. 2                                                 122,900        4,887,733
--------------------------------------------------------------------------------
Johnson & Johnson                                      956,800       60,527,168
--------------------------------------------------------------------------------
King Pharmaceuticals,
Inc. 2                                                 143,100        1,501,119
--------------------------------------------------------------------------------
Medicis Pharmaceutical
Corp., Cl. A 1                                         112,850        2,291,984
--------------------------------------------------------------------------------
Merck & Co., Inc.                                      274,800       12,717,744
--------------------------------------------------------------------------------
Pfizer, Inc.                                         1,317,900       30,825,681
--------------------------------------------------------------------------------
Sepracor, Inc. 2                                        53,940        1,523,266
--------------------------------------------------------------------------------
Valeant
Pharmaceuticals
International, Inc. 2                                  226,430        2,563,188


                  19 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS Continued
Wyeth                                                  432,700   $   17,221,460
--------------------------------------------------------------------------------
Xenoport, Inc. 2                                        50,200        3,080,272
                                                                 ---------------
                                                                    140,314,129
--------------------------------------------------------------------------------
INDUSTRIALS--10.6%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.0%
Boeing Co.                                             259,900       21,618,482
--------------------------------------------------------------------------------
Ceradyne, Inc. 1,2                                      58,850        2,833,628
--------------------------------------------------------------------------------
Cubic Corp.                                             65,300        1,753,958
--------------------------------------------------------------------------------
DRS Technologies, Inc.                                  65,300        3,504,651
--------------------------------------------------------------------------------
DynCorp
International, Inc.,
Cl. A 2                                                106,460        2,189,882
--------------------------------------------------------------------------------
HEICO Corp. 1                                           24,360        1,084,264
--------------------------------------------------------------------------------
Honeywell
International, Inc.                                    152,400        9,002,268
--------------------------------------------------------------------------------
L-3 Communications
Holdings, Inc.                                         105,500       11,692,565
--------------------------------------------------------------------------------
Lockheed Martin
Corp.                                                   54,900        5,924,808
--------------------------------------------------------------------------------
Northrop Grumman
Corp.                                                  114,500        9,086,720
--------------------------------------------------------------------------------
Raytheon Co.                                           284,200       18,512,788
--------------------------------------------------------------------------------
Teledyne Technologies,
Inc. 2                                                   2,600          134,238
--------------------------------------------------------------------------------
United Technologies
Corp.                                                  315,200       23,138,832
                                                                 ---------------
                                                                    110,477,084
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.1%
Atlas Air Worldwide
Holdings, Inc. 1,2                                      38,900        1,942,666
--------------------------------------------------------------------------------
AIRLINES--0.4%
AMR Corp. 2                                             95,700        1,334,058
--------------------------------------------------------------------------------
Continental Airlines,
Inc., Cl. B 2                                           58,500        1,591,785
--------------------------------------------------------------------------------
Copa Holdings SA,
Cl. A                                                   61,120        2,385,514
--------------------------------------------------------------------------------
Northwest Airlines
Corp. 2                                                 47,400          886,854
--------------------------------------------------------------------------------
Republic Airways
Holdings, Inc. 2                                        30,000          598,800
--------------------------------------------------------------------------------
SkyWest, Inc.                                           78,400        2,039,968

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
AIRLINES Continued
UAL Corp. 1                                             38,600   $    1,464,870
--------------------------------------------------------------------------------
US Airways Group,
Inc. 1,2                                               177,500        2,451,275
                                                                 ---------------
                                                                     12,753,124
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Goodman Global,
Inc. 2                                                  79,400        1,993,734
--------------------------------------------------------------------------------
Lennox
International, Inc.                                     53,600        1,991,776
--------------------------------------------------------------------------------
USG Corp. 1,2                                           33,400        1,222,440
                                                                 ---------------
                                                                      5,207,950
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.9%
Administaff, Inc.                                       77,970        2,339,880
--------------------------------------------------------------------------------
Advisory Board Co.
(The) 2                                                 36,800        2,344,896
--------------------------------------------------------------------------------
ChoicePoint, Inc. 2                                     37,600        1,251,704
--------------------------------------------------------------------------------
Corporate Executive
Board Co. (The) 1                                       19,100        1,099,205
--------------------------------------------------------------------------------
Deluxe Corp.                                            98,760        2,401,843
--------------------------------------------------------------------------------
HNI Corp. 1                                             84,900        2,857,734
--------------------------------------------------------------------------------
Ikon Office
Solutions, Inc. 1                                       12,630          103,313
--------------------------------------------------------------------------------
Interface, Inc., Cl. A                                 148,100        2,363,676
--------------------------------------------------------------------------------
Knoll, Inc.                                            149,840        2,001,862
--------------------------------------------------------------------------------
Korn-Ferry
International 2                                         61,600          991,144
--------------------------------------------------------------------------------
Layne Christensen
Co. 2                                                   49,900        1,841,310
--------------------------------------------------------------------------------
Miller (Herman), Inc.                                  111,600        3,546,648
--------------------------------------------------------------------------------
Resources
Connection, Inc.                                       128,140        2,681,970
--------------------------------------------------------------------------------
Rollins, Inc.                                           93,100        1,656,249
--------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                                 139,600        2,140,068
--------------------------------------------------------------------------------
TeleTech Holdings,
Inc. 2                                                  44,100          870,093
--------------------------------------------------------------------------------
TrueBlue, Inc. 2                                        20,150          287,541
--------------------------------------------------------------------------------
United Stationers,
Inc. 2                                                  37,000        2,044,620
--------------------------------------------------------------------------------
Waste Connections,
Inc. 2                                                  70,317        2,050,444
                                                                 ---------------
                                                                     34,874,200


                  20 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Fluor Corp.                                              8,200   $      997,694
--------------------------------------------------------------------------------
Perini Corp. 2                                          66,690        2,330,816
--------------------------------------------------------------------------------
Shaw Group, Inc. (The) 2                                24,500        1,384,250
                                                                 ---------------
                                                                      4,712,760
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.4%
Acuity Brands, Inc.                                     82,800        3,768,228
--------------------------------------------------------------------------------
Belden, Inc.                                            10,300          435,690
--------------------------------------------------------------------------------
GrafTech
International Ltd. 2                                   195,240        2,938,362
--------------------------------------------------------------------------------
Rockwell Automation,
Inc.                                                    29,900        1,704,898
--------------------------------------------------------------------------------
Smith (A.O.) Corp.                                      47,600        1,666,000
--------------------------------------------------------------------------------
Thomas & Betts Corp. 2                                  36,000        1,629,000
--------------------------------------------------------------------------------
Woodward
Governor Co.                                            21,050        1,321,519
                                                                 ---------------
                                                                     13,463,697
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.5%
3M Co.                                                 230,100       18,327,465
--------------------------------------------------------------------------------
General Electric Co.                                 3,776,600      133,729,406
--------------------------------------------------------------------------------
Teleflex, Inc.                                           8,500          502,520
--------------------------------------------------------------------------------
Tyco International Ltd.                                312,000       12,280,320
--------------------------------------------------------------------------------
Walter Industries, Inc.                                 18,500          775,520
                                                                 ---------------
                                                                    165,615,231
--------------------------------------------------------------------------------
MACHINERY--0.9%
Actuant Corp., Cl. A 1                                  22,600          617,658
--------------------------------------------------------------------------------
Astec Industries, Inc. 2                                37,500        1,157,625
--------------------------------------------------------------------------------
Deere & Co.                                             70,000        6,143,200
--------------------------------------------------------------------------------
Eaton Corp.                                             22,700        1,878,652
--------------------------------------------------------------------------------
EnPro Industries, Inc. 2                                22,800          684,000
--------------------------------------------------------------------------------
Gardner Denver, Inc. 2                                  95,500        3,098,020
--------------------------------------------------------------------------------
Ingersoll-Rand Co.
Ltd., Cl. A                                             67,700        2,675,504
--------------------------------------------------------------------------------
Mueller Industries, Inc.                                83,700        2,343,600
--------------------------------------------------------------------------------
Parker-Hannifin Corp.                                  107,750        7,284,978
--------------------------------------------------------------------------------
Robbins & Myers, Inc.                                   44,970        2,980,612
--------------------------------------------------------------------------------
SPX Corp.                                               18,110        1,821,866
--------------------------------------------------------------------------------
Tennant Co.                                             24,300          801,657
--------------------------------------------------------------------------------
Toro Co. (The)                                          62,110        3,064,507
                                                                 ---------------
                                                                     34,551,879

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
MARINE--0.1%
Excel Maritime
Carriers Ltd.                                           47,420   $    1,804,805
--------------------------------------------------------------------------------
TBS International
Ltd., Cl. A 2                                           55,900        1,862,029
                                                                 ---------------
                                                                      3,666,834
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
Applied Industrial
Technologies, Inc.                                      44,900        1,355,531
--------------------------------------------------------------------------------
United Rentals, Inc. 2                                 163,200        2,978,400
                                                                 ---------------
                                                                      4,333,931
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--27.2%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.0%
ADC
Telecommunications,
Inc. 2                                                 200,700        2,968,353
--------------------------------------------------------------------------------
ADTRAN, Inc.                                           135,310        2,815,801
--------------------------------------------------------------------------------
Avocent Corp. 2                                         56,900          944,540
--------------------------------------------------------------------------------
Blue Coat Systems, Inc. 2                               79,430        2,134,284
--------------------------------------------------------------------------------
Cisco Systems, Inc. 2                                2,391,000       58,579,500
--------------------------------------------------------------------------------
CommScope, Inc. 2                                       34,000        1,507,900
--------------------------------------------------------------------------------
Comtech
Telecommunications
Corp. 1,2                                               55,160        2,471,168
--------------------------------------------------------------------------------
Dycom Industries,
Inc. 1,2                                               105,730        2,497,343
--------------------------------------------------------------------------------
EchoStar Holding
Corp. 2                                                 21,500          628,230
--------------------------------------------------------------------------------
Foundry Networks,
Inc. 2                                                  81,300        1,121,940
--------------------------------------------------------------------------------
InterDigital, Inc. 1,2                                  98,900        1,998,769
--------------------------------------------------------------------------------
Juniper Networks, Inc. 2                               513,200       13,933,380
--------------------------------------------------------------------------------
MasTec, Inc. 2                                          17,000          141,950
--------------------------------------------------------------------------------
Motorola, Inc.                                       1,033,600       11,917,408
--------------------------------------------------------------------------------
Netgear, Inc. 2                                         72,600        1,935,516
--------------------------------------------------------------------------------
Plantronics, Inc.                                      107,300        2,049,430
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                       1,792,000       76,016,640
--------------------------------------------------------------------------------
Tellabs, Inc. 1,2                                      148,900        1,015,498
--------------------------------------------------------------------------------
ViaSat, Inc. 2                                          74,000        1,536,980
                                                                 ---------------
                                                                    186,214,630


                  21 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--7.5%
Apple, Inc. 2                                          303,600   $   41,095,296
--------------------------------------------------------------------------------
Brocade
Communications
Systems, Inc. 2                                        197,900        1,363,531
--------------------------------------------------------------------------------
Dell, Inc. 2                                         1,736,200       34,793,448
--------------------------------------------------------------------------------
Electronics for
Imaging, Inc. 2                                         64,400          950,544
--------------------------------------------------------------------------------
EMC Corp. 2                                          1,005,700       15,960,459
--------------------------------------------------------------------------------
Emulex Corp. 2                                         170,810        2,664,636
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                  1,973,100       86,323,125
--------------------------------------------------------------------------------
International Business
Machines Corp.                                         697,900       74,912,586
--------------------------------------------------------------------------------
Lexmark International,
Inc., Cl. A 2                                           42,200        1,528,062
--------------------------------------------------------------------------------
NCR Corp. 2                                             62,500        1,342,500
--------------------------------------------------------------------------------
Network Appliance,
Inc. 2                                                  74,850        1,738,017
--------------------------------------------------------------------------------
QLogic Corp. 2                                         264,100        3,776,630
--------------------------------------------------------------------------------
Seagate Technology                                     276,800        5,610,736
--------------------------------------------------------------------------------
Sun Microsystems, Inc. 2                               171,100        2,994,250
--------------------------------------------------------------------------------
Synaptics, Inc. 2                                       63,310        1,677,715
--------------------------------------------------------------------------------
Teradata Corp. 2                                        28,100          669,342
                                                                 ---------------
                                                                    277,400,877
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.8%
Agilent Technologies,
Inc. 2                                                 506,300       17,168,633
--------------------------------------------------------------------------------
Arrow Electronics,
Inc. 2                                                  42,900        1,468,038
--------------------------------------------------------------------------------
Avnet, Inc. 2                                           45,320        1,613,845
--------------------------------------------------------------------------------
Checkpoint Systems,
Inc. 2                                                 116,600        2,770,416
--------------------------------------------------------------------------------
Dolby Laboratories,
Inc., Cl. A 2                                           13,700          590,333
--------------------------------------------------------------------------------
National Instruments
Corp.                                                   42,400        1,138,864
--------------------------------------------------------------------------------
Rofin-Sinar
Technologies, Inc. 2                                    74,440        3,164,444
--------------------------------------------------------------------------------
Sanmina-SCI Corp. 2                                    105,300          165,321
--------------------------------------------------------------------------------
Technitrol, Inc.                                        40,500          917,730
                                                                 ---------------
                                                                     28,997,624

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.9%
CNET Networks, Inc. 1,2                                107,100   $      845,019
--------------------------------------------------------------------------------
Digital River, Inc. 1,2                                 85,400        3,202,500
--------------------------------------------------------------------------------
eBay, Inc. 2                                           447,200       12,025,208
--------------------------------------------------------------------------------
Google, Inc., Cl. A 2                                   79,400       44,805,420
--------------------------------------------------------------------------------
j2 Global
Communications, Inc. 2                                 122,230        2,678,059
--------------------------------------------------------------------------------
Open Text Corp. 1,2                                     66,450        2,051,976
--------------------------------------------------------------------------------
United Online, Inc. 1                                  206,490        2,306,493
--------------------------------------------------------------------------------
ValueClick, Inc. 2                                      18,500          403,855
--------------------------------------------------------------------------------
VeriSign, Inc. 2                                        56,600        1,919,872
                                                                 ---------------
                                                                     70,238,402
--------------------------------------------------------------------------------
IT SERVICES--1.7%
Accenture Ltd., Cl. A                                  466,500       16,150,230
--------------------------------------------------------------------------------
Alliance Data
Systems Corp. 2                                         21,000        1,061,970
--------------------------------------------------------------------------------
Automatic Data
Processing, Inc.                                       366,600       14,872,962
--------------------------------------------------------------------------------
Broadridge Financial
Solutions, Inc.                                        105,000        2,274,300
--------------------------------------------------------------------------------
CACI International,
Inc., Cl. A 2                                           62,400        2,720,016
--------------------------------------------------------------------------------
Computer Sciences
Corp. 2                                                 44,910        1,900,591
--------------------------------------------------------------------------------
DST Systems, Inc. 2                                     20,200        1,444,300
--------------------------------------------------------------------------------
Electronic Data
Systems Corp.                                          231,100        4,645,110
--------------------------------------------------------------------------------
Gartner, Inc., Cl. A 2                                 142,300        2,113,155
--------------------------------------------------------------------------------
Heartland Payment
Systems, Inc. 1                                         91,600        2,224,048
--------------------------------------------------------------------------------
Hewitt Associates,
Inc. 2                                                  42,700        1,587,159
--------------------------------------------------------------------------------
ManTech International
Corp. 2                                                 48,000        1,963,200
--------------------------------------------------------------------------------
Maximus, Inc. 1                                         65,500        2,310,840
--------------------------------------------------------------------------------
MPS Group, Inc. 2                                      110,380        1,109,319
--------------------------------------------------------------------------------
NeuStar, Inc., Cl. A 2                                  33,900        1,007,169
--------------------------------------------------------------------------------
SAIC, Inc. 2                                            41,800          790,020
--------------------------------------------------------------------------------
Sapient Corp. 2                                         98,500          690,485
--------------------------------------------------------------------------------
SRA International,
Inc., Cl. A 2                                           20,500          562,315


                  22 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
IT SERVICES Continued
Syntel, Inc. 1                                          22,381   $      663,149
--------------------------------------------------------------------------------
Unisys Corp. 2                                         626,600        2,606,656
--------------------------------------------------------------------------------
Western Union Co.                                       46,300        1,037,120
                                                                 ---------------
                                                                     63,734,114
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.2%
Xerox Corp.                                            460,000        7,084,000
--------------------------------------------------------------------------------
Zebra Technologies
Corp., Cl. A 2                                          38,500        1,182,335
                                                                 ---------------
                                                                      8,266,335
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.1%
Amkor Technology,
Inc. 1,2                                               295,620        2,258,537
--------------------------------------------------------------------------------
Analog Devices, Inc.                                   101,350        2,874,286
--------------------------------------------------------------------------------
Applied Materials, Inc.                                922,400       16,529,408
--------------------------------------------------------------------------------
Atmel Corp. 2                                          116,300          367,508
--------------------------------------------------------------------------------
ATMI, Inc. 2                                            84,960        2,234,448
--------------------------------------------------------------------------------
Brooks Automation,
Inc. 2                                                 105,050        1,291,065
--------------------------------------------------------------------------------
Cabot Microelectronics
Corp. 1,2                                               67,400        2,330,692
--------------------------------------------------------------------------------
Cymer, Inc. 1,2                                         74,510        2,012,515
--------------------------------------------------------------------------------
Entegris, Inc. 1,2                                     296,800        2,285,360
--------------------------------------------------------------------------------
FEI Co. 2                                              105,160        2,382,926
--------------------------------------------------------------------------------
Integrated Device
Technology, Inc. 2                                     307,300        2,289,385
--------------------------------------------------------------------------------
Intel Corp.                                          2,191,500       46,459,800
--------------------------------------------------------------------------------
Intersil Corp., Cl. A                                   57,000        1,312,710
--------------------------------------------------------------------------------
Lam Research Corp. 2                                    35,610        1,367,068
--------------------------------------------------------------------------------
Linear Technology
Corp. 1                                                 56,300        1,557,821
--------------------------------------------------------------------------------
MEMC Electronic
Materials, Inc. 2                                       11,200          800,352
--------------------------------------------------------------------------------
MKS Instruments,
Inc. 2                                                 141,600        2,633,760
--------------------------------------------------------------------------------
National
Semiconductor Corp.                                     87,800        1,618,154
--------------------------------------------------------------------------------
Novellus Systems, Inc. 2                                57,410        1,364,062
--------------------------------------------------------------------------------
NVIDIA Corp. 2                                         471,300       11,589,267
--------------------------------------------------------------------------------
ON Semiconductor
Corp. 1,2                                              164,790        1,067,839
--------------------------------------------------------------------------------
PMC-Sierra, Inc. 2                                     436,790        2,048,545

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Continued
Rambus, Inc. 1,2                                       166,100   $    3,232,306
--------------------------------------------------------------------------------
RF Micro Devices,
Inc. 1,2                                               531,940        1,718,166
--------------------------------------------------------------------------------
Semtech Corp. 2                                        164,390        2,099,260
--------------------------------------------------------------------------------
Sigma Designs, Inc. 1,2                                 53,200        2,405,704
--------------------------------------------------------------------------------
Skyworks Solutions,
Inc. 2                                                 350,100        2,818,305
--------------------------------------------------------------------------------
Standard
Microsystems Corp. 2                                    32,600          975,392
--------------------------------------------------------------------------------
Tessera Technologies,
Inc. 2                                                  33,100        1,296,527
--------------------------------------------------------------------------------
Texas Instruments,
Inc.                                                   650,800       20,129,244
--------------------------------------------------------------------------------
TriQuint
Semiconductor, Inc. 2                                   15,300           72,522
--------------------------------------------------------------------------------
Varian Semiconductor
Equipment
Associates, Inc. 2                                      38,100        1,227,201
--------------------------------------------------------------------------------
Verigy Ltd. 2                                           91,373        1,907,868
--------------------------------------------------------------------------------
Xilinx, Inc.                                            90,900        1,987,983
--------------------------------------------------------------------------------
Zoran Corp. 2                                          137,210        1,619,078
                                                                 ---------------
                                                                    150,165,064
--------------------------------------------------------------------------------
SOFTWARE--6.0%
Activision, Inc. 2                                      80,000        2,069,600
--------------------------------------------------------------------------------
Adobe Systems, Inc. 2                                  183,700        6,416,641
--------------------------------------------------------------------------------
Advent Software, Inc. 1,2                               53,400        2,411,544
--------------------------------------------------------------------------------
Ansys, Inc. 2                                           39,100        1,364,981
--------------------------------------------------------------------------------
Aspen Technology, Inc. 2                               196,120        2,755,486
--------------------------------------------------------------------------------
Autodesk, Inc. 2                                        44,050        1,812,658
--------------------------------------------------------------------------------
BEA Systems, Inc. 2                                     92,200        1,723,218
--------------------------------------------------------------------------------
Blackbaud, Inc.                                         88,000        2,434,960
--------------------------------------------------------------------------------
Blackboard, Inc. 1,2                                    67,800        2,371,644
--------------------------------------------------------------------------------
BMC Software, Inc. 2                                    58,030        1,859,281
--------------------------------------------------------------------------------
CA, Inc.                                               157,500        3,469,725
--------------------------------------------------------------------------------
Cadence Design
Systems, Inc. 2                                         95,900          973,385
--------------------------------------------------------------------------------
Check Point Software
Technologies Ltd. 2                                     56,800        1,209,840
--------------------------------------------------------------------------------
Citrix Systems, Inc. 2                                  45,900        1,589,058


                  23 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
SOFTWARE Continued
Cognos, Inc. 2                                          27,200   $    1,577,600
--------------------------------------------------------------------------------
Compuware Corp. 2                                      185,500        1,576,750
--------------------------------------------------------------------------------
Concur Technologies,
Inc. 2                                                  90,730        3,180,994
--------------------------------------------------------------------------------
Fair Isaac Corp. 1                                      95,030        2,423,265
--------------------------------------------------------------------------------
Henry (Jack) &
Associates, Inc.                                        87,900        2,160,582
--------------------------------------------------------------------------------
Informatica Corp. 2                                    181,800        3,510,558
--------------------------------------------------------------------------------
Intuit, Inc. 2                                          65,900        2,022,471
--------------------------------------------------------------------------------
Lawson Software, Inc. 1,2                              287,700        2,500,113
--------------------------------------------------------------------------------
McAfee, Inc. 2                                          45,560        1,533,550
--------------------------------------------------------------------------------
MICROS Systems, Inc. 2                                  21,220        1,306,728
--------------------------------------------------------------------------------
Microsoft Corp.                                      3,466,246      112,999,620
--------------------------------------------------------------------------------
MicroStrategy, Inc.,
Cl. A 2                                                 31,500        2,296,980
--------------------------------------------------------------------------------
Net 1 UEPS
Technologies, Inc. 2                                    83,700        2,400,516
--------------------------------------------------------------------------------
Novell, Inc. 2                                         205,500        1,306,980
--------------------------------------------------------------------------------
Oracle Corp. 2                                       1,317,200       27,068,460
--------------------------------------------------------------------------------
Progress Software
Corp. 2                                                 64,100        1,892,232
--------------------------------------------------------------------------------
Red Hat, Inc. 2                                         76,200        1,423,416
--------------------------------------------------------------------------------
Salesforce.com, Inc. 2                                  28,700        1,500,436
--------------------------------------------------------------------------------
Sybase, Inc. 2                                          25,900          730,898
--------------------------------------------------------------------------------
Symantec Corp. 2                                       648,800       11,632,984
--------------------------------------------------------------------------------
Synchronoss
Technologies, Inc. 1,2                                  24,900          530,370
--------------------------------------------------------------------------------
Synopsys, Inc. 2                                        77,000        1,695,540
--------------------------------------------------------------------------------
Ultimate Software
Group, Inc. (The) 2                                      2,100           56,805
--------------------------------------------------------------------------------
Wind River Systems,
Inc. 2                                                 231,000        1,938,090
                                                                 ---------------
                                                                    221,727,959
--------------------------------------------------------------------------------
MATERIALS--3.3%
--------------------------------------------------------------------------------
CHEMICALS--1.5%
Arch Chemicals, Inc.                                    64,300        2,164,981
--------------------------------------------------------------------------------
Cabot Corp. 1                                           46,100        1,370,553
--------------------------------------------------------------------------------
Celanese Corp., Series A                                58,760        2,184,697
--------------------------------------------------------------------------------
Dow Chemical Co.
(The)                                                  148,900        5,756,474

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
CHEMICALS Continued
Eastman Chemical Co.                                    25,300   $    1,671,571
--------------------------------------------------------------------------------
Fuller (H.B.) Co.                                      114,170        2,370,169
--------------------------------------------------------------------------------
Monsanto Co.                                           195,800       22,015,752
--------------------------------------------------------------------------------
Mosaic Co. (The) 2                                      92,200        8,391,122
--------------------------------------------------------------------------------
OM Group, Inc. 2                                        60,000        3,442,800
--------------------------------------------------------------------------------
Scotts Miracle-Gro
Co. (The), Cl. A                                        34,200        1,335,168
--------------------------------------------------------------------------------
Sensient
Technologies Corp.                                      57,200        1,519,232
--------------------------------------------------------------------------------
Terra Industries, Inc. 2                                40,810        1,839,307
--------------------------------------------------------------------------------
W.R. Grace & Co. 1,2                                   124,550        2,817,321
--------------------------------------------------------------------------------
Zep, Inc.                                               16,600          274,232
                                                                 ---------------
                                                                     57,153,379
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.2%
Owens-Illinois, Inc. 2                                  41,600        2,096,640
--------------------------------------------------------------------------------
Packaging Corp.
of America                                              52,300        1,267,752
--------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A                                    98,030        2,802,678
                                                                 ---------------
                                                                      6,167,070
--------------------------------------------------------------------------------
METALS & MINING--1.5%
AK Steel Holding
Corp. 2                                                 35,630        1,702,401
--------------------------------------------------------------------------------
Brush Engineered
Materials, Inc. 2                                       45,200        1,293,624
--------------------------------------------------------------------------------
Carpenter
Technology Corp.                                        24,020        1,480,593
--------------------------------------------------------------------------------
Century Aluminum
Co. 1,2                                                 58,370        3,034,656
--------------------------------------------------------------------------------
Commercial Metals
Co.                                                     49,000        1,389,150
--------------------------------------------------------------------------------
Compass Minerals
International, Inc.                                     50,110        2,125,666
--------------------------------------------------------------------------------
Freeport-McMoRan
Copper & Gold, Inc.,
Cl. B                                                   65,500        5,831,465
--------------------------------------------------------------------------------
Hecla Mining Co. 1,2                                   324,280        3,015,804
--------------------------------------------------------------------------------
Metal Management,
Inc. 1                                                  18,600          924,048
--------------------------------------------------------------------------------
Nucor Corp.                                            218,000       12,600,400
--------------------------------------------------------------------------------
Quanex Corp.                                            77,450        4,059,155


                  24 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
METALS & MINING Continued
Reliance Steel &
Aluminum Co.                                            28,600   $    1,407,406
--------------------------------------------------------------------------------
Schnitzer Steel
Industries, Inc. 1                                      44,100        2,498,706
--------------------------------------------------------------------------------
Southern Copper
Corp. 1                                                 96,040        9,012,394
--------------------------------------------------------------------------------
Steel Dynamics, Inc.                                    30,700        1,601,005
--------------------------------------------------------------------------------
United States Steel
Corp.                                                   33,755        3,446,723
--------------------------------------------------------------------------------
Worthington
Industries, Inc. 1                                     138,100        2,263,459
                                                                 ---------------
                                                                     57,686,655
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.1%
International Paper
Co.                                                     88,900        2,867,025
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.4%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.1%
AT&T, Inc.                                           2,009,000       77,326,410
--------------------------------------------------------------------------------
Cbeyond, Inc. 2                                         64,220        2,166,783
--------------------------------------------------------------------------------
CenturyTel, Inc.                                        45,530        1,680,512
--------------------------------------------------------------------------------
Cincinnati Bell, Inc. 2                                589,130        2,285,824
--------------------------------------------------------------------------------
Cogent
Communications
Group, Inc. 1,2                                        120,120        2,458,856
--------------------------------------------------------------------------------
Embarq Corp.                                            34,791        1,576,032
--------------------------------------------------------------------------------
NTELOS Holdings Corp.                                   92,600        1,970,528
--------------------------------------------------------------------------------
Premiere Global
Services, Inc. 2                                        99,000        1,206,810
--------------------------------------------------------------------------------
Qwest
Communications
International, Inc. 1                                2,097,700       12,334,476
--------------------------------------------------------------------------------
Verizon
Communications,
Inc.                                                   313,500       12,176,340
                                                                 ---------------
                                                                    115,182,571
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
American Tower
Corp. 2                                                 26,300          987,039
--------------------------------------------------------------------------------
Centennial
Communications
Corp. 1,2                                              243,700        1,393,964
--------------------------------------------------------------------------------
Sprint Nextel Corp.                                    304,300        3,204,279

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Syniverse
Holdings, Inc. 2                                       148,665   $    2,347,420
--------------------------------------------------------------------------------
Telephone & Data
Systems, Inc.                                           28,200        1,487,268
                                                                 ---------------
                                                                      9,419,970
--------------------------------------------------------------------------------
UTILITIES--0.2%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.1%
Duke Energy Corp.                                       72,600        1,354,716
--------------------------------------------------------------------------------
Reliant Energy, Inc. 2                                  67,000        1,425,090
                                                                 ---------------
                                                                      2,779,806
--------------------------------------------------------------------------------
GAS UTILITIES--0.1%
Northwest
Natural Gas Co. 1                                       63,170        2,990,468
--------------------------------------------------------------------------------
WGL Holdings, Inc.                                      58,110        1,873,457
                                                                 ---------------
                                                                      4,863,925
                                                                 ---------------
Total Common Stocks
(Cost $3,568,048,683)                                             3,675,051,094

--------------------------------------------------------------------------------
INVESTMENT COMPANY--0.5%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E,
4.54% 4,5
(Cost $16,743,284)                                  16,743,284       16,743,284
--------------------------------------------------------------------------------
Total Investments,
at Value (excluding
Investments Purchased
with Cash Collateral
from Securities Loaned)
(Cost $3,584,791,967)                                             3,691,794,378

                                                     PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--4.6% 6
--------------------------------------------------------------------------------
Undivided interest of 6.87% in joint repurchase
agreement (Principal Amount/Value
$2,500,000,000, with a maturity value
of $2,500,208,333) with BNP Paribas
Securities Corp., 3%, dated 1/31/08,
to be repurchased at $171,821,685
on 2/1/08, collateralized by
U.S. Agency Mortgages,
0%-6%, 4/1/37-1/1/38,
with a value of
$2,550,000,000                                    $171,807,368      171,807,368


                  25 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED 6  Continued
--------------------------------------------------------------------------------
Total Investments
Purchased with
Cash Collateral
from Securities
Loaned
(Cost $171,807,368)                                              $  171,807,368
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $3,756,599,335)                                    104.4%   3,863,601,746
--------------------------------------------------------------------------------
LIABILITIES IN
EXCESS OF
OTHER ASSETS                                              (4.4)    (163,254,827)
                                                         -----------------------
NET ASSETS                                               100.0%  $3,700,346,919
                                                         =======================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Partial or fully-loaned security. See Note 7 of accompanying Notes.

2. Non-income producing security.

3. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of January 31, 2008 was $404,521, which represents 0.01% of the Fund's net assets, all of which is considered restricted. See Note 6 of accompanying Notes. Information concerning restricted securities is as follows:

                               ACQUISITION                           UNREALIZED
SECURITY                              DATE       COST      VALUE   DEPRECIATION
-------------------------------------------------------------------------------
Tusk Energy Corp.                 11/14/04   $463,330   $404,521        $58,809

4. Rate shown is the 7-day yield as of January 31, 2008.

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                      SHARES         GROSS         GROSS             SHARES
                               JULY 31, 2007     ADDITIONS    REDUCTIONS   JANUARY 31, 2008
-------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E          43,273,511   457,216,282   483,746,509         16,743,284

                                                                                   DIVIDEND
                                                                   VALUE             INCOME
-------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                                     $16,743,284           $493,968

6. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  26 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

January 31, 2008
-----------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $3,739,856,051)                                        $  3,846,858,462
Affiliated companies (cost $16,743,284)                                                   16,743,284
                                                                                    -----------------
                                                                                       3,863,601,746
-----------------------------------------------------------------------------------------------------
Cash                                                                                         104,500
-----------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                          19,132,582
Shares of beneficial interest sold                                                         7,018,249
Dividends                                                                                  3,171,343
Other                                                                                        160,244
                                                                                    -----------------
Total assets                                                                           3,893,188,664

-----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                               171,844,258
-----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                    13,778,965
Investments purchased                                                                      5,819,768
Distribution and service plan fees                                                           735,556
Transfer and shareholder servicing agent fees                                                564,350
Shareholder communications                                                                    30,604
Trustees' compensation                                                                        15,341
Other                                                                                         52,903
                                                                                    -----------------
Total liabilities                                                                        192,841,745

-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                          $  3,700,346,919
                                                                                    =================

-----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                          $        291,164
-----------------------------------------------------------------------------------------------------
Additional paid-in capital                                                             3,639,718,036
-----------------------------------------------------------------------------------------------------
Accumulated net investment income                                                          1,638,629
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions           (48,303,321)
-----------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets
and liabilities denominated in foreign currencies                                        107,002,411
                                                                                    -----------------
NET ASSETS                                                                          $  3,700,346,919
                                                                                    =================


                  27 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,195,094,865
and 170,978,831 shares of beneficial interest outstanding)                                        $ 12.84
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)   $ 13.62
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $411,555,127 and 33,464,267 shares
of beneficial interest outstanding)                                                               $ 12.30
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $587,736,807 and 47,569,436 shares
of beneficial interest outstanding)                                                               $ 12.36
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $137,840,436 and 10,913,810 shares
of beneficial interest outstanding)                                                               $ 12.63
----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $368,119,684 and 28,237,624 shares of beneficial interest outstanding)                         $ 13.04

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  28 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2008
-----------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $207)         $   37,716,857
Affiliated companies                                                             493,968
-----------------------------------------------------------------------------------------
Interest                                                                          47,418
-----------------------------------------------------------------------------------------
Portfolio lending fees                                                           482,809
-----------------------------------------------------------------------------------------
Other income                                                                      47,513
                                                                          ---------------
Total investment income                                                       38,788,565

-----------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------
Management fees                                                               13,005,921
-----------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                        3,134,306
Class B                                                                        2,414,882
Class C                                                                        3,359,775
Class N                                                                          367,078
-----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                        2,640,140
Class B                                                                          538,259
Class C                                                                          550,180
Class N                                                                          189,320
Class Y                                                                           98,410
-----------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                           35,980
Class B                                                                           15,225
Class C                                                                            9,885
Class N                                                                            1,327
Class Y                                                                              686
-----------------------------------------------------------------------------------------
Custodian fees and expenses                                                       43,922
-----------------------------------------------------------------------------------------
Trustees' compensation                                                            36,476
-----------------------------------------------------------------------------------------
Administration service fees                                                          750
-----------------------------------------------------------------------------------------
Other                                                                             57,724
                                                                          ---------------
Total expenses                                                                26,500,246
Less reduction to custodian expenses                                              (4,843)
Less waivers and reimbursements of expenses                                       (9,402)
                                                                          ---------------
Net expenses                                                                  26,486,001

-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                         12,302,564


                  29 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF OPERATIONS  Unaudited / Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------
Net realized gain on:
Investments from unaffiliated companies                                   $  120,085,001
Foreign currency transactions                                                    185,324
                                                                          ---------------
Net realized gain                                                            120,270,325
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments from unaffiliated companies                                     (416,105,123)
Translation of assets and liabilities denominated in foreign currencies          (94,354)
                                                                          ---------------
Net change in unrealized appreciation                                       (416,199,477)

-----------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ (283,626,588)
                                                                          ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  30 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              SIX MONTHS               YEAR
                                                                                                   ENDED              ENDED
                                                                                        JANUARY 31, 2008           JULY 31,
                                                                                             (UNAUDITED)               2007
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   $     12,302,564    $    25,254,621
----------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                            120,270,325        349,776,644
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                       (416,199,477)       187,159,398
                                                                                        ------------------------------------
Net increase (decrease) in net assets resulting from operations                             (283,626,588)       562,190,663

----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                      (19,963,434)       (15,611,867)
Class B                                                                                               --                 --
Class C                                                                                         (928,401)                --
Class N                                                                                         (861,600)          (371,142)
Class Y                                                                                       (4,685,142)        (2,046,080)
                                                                                        ------------------------------------
                                                                                             (26,438,577)       (18,029,089)
----------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                     (234,136,386)      (119,664,284)
Class B                                                                                      (46,030,886)       (23,602,300)
Class C                                                                                      (64,875,551)       (28,105,581)
Class N                                                                                      (14,111,801)        (5,070,143)
Class Y                                                                                      (35,634,158)        (9,896,262)
                                                                                        ------------------------------------
                                                                                            (394,788,782)      (186,338,570)

----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                                       50,151,206         50,288,663
Class B                                                                                      (21,345,812)       (12,981,168)
Class C                                                                                       19,806,101         89,231,682
Class N                                                                                       22,079,949         41,153,724
Class Y                                                                                       92,904,879        173,040,825
                                                                                        ------------------------------------
                                                                                             163,596,323        340,733,726

----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                                   (541,257,624)       698,556,730
----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                        4,241,604,543      3,543,047,813
                                                                                        ------------------------------------
End of period (including accumulated net investment income
of $1,638,629 and $15,774,642, respectively)                                            $  3,700,346,919    $ 4,241,604,543
                                                                                        ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  31 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                        SIX MONTHS
                                             ENDED
                                  JANUARY 31, 2008                                                           YEAR ENDED JULY 31,
CLASS A                                (UNAUDITED)              2007              2006          2005          2004          2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
of period                               $    15.35        $    14.04        $    13.58    $    12.69    $    10.70      $   9.28
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                   .06 1             .12 1             .09 1         .12 1        (.02)         (.01)
Net realized and unrealized gain
(loss)                                       (1.00)             1.94               .91          1.86          2.01          1.43
                                        --------------------------------------------------------------------------------------------
Total from investment operations              (.94)             2.06              1.00          1.98          1.99          1.42
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                        (.12)             (.09)             (.07)         (.08)           --            --
Distributions from net realized
gain                                         (1.45)             (.66)             (.47)        (1.01)           --            --
                                        --------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                (1.57)             (.75)             (.54)        (1.09)           --            --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $    12.84        $    15.35        $    14.04    $    13.58    $    12.69      $  10.70
                                        ============================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                      (6.79)%           14.87%             7.51%        16.16%        18.60%        15.30%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $2,195,095        $2,566,678        $2,284,257    $1,844,002    $1,213,822      $501,277
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)       $2,500,280        $2,691,156        $2,044,335    $1,490,786    $  892,462      $362,221
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                  0.76%             0.80%             0.68%         0.90%         0.11%        (0.02)%
Total expenses                                1.09% 4,5,6       1.06% 4,5,6       1.08% 5       1.11% 5       1.17% 5,7     1.23% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                         61%              123%              107%          107%          134%          165%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended January 31, 2008      1.09%
      Year Ended July 31, 2007               1.06%

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  32 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                  SIX MONTHS
                                                       ENDED
                                            JANUARY 31, 2008                                                   YEAR ENDED JULY 31,
CLASS B                                          (UNAUDITED)           2007           2006           2005        2004         2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $   14.71      $   13.50      $   13.11      $   12.31   $   10.47    $    9.15
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              -- 1,2         -- 1,2       (.02) 1         .01 1      (.07)        (.07)
Net realized and unrealized gain (loss)                 (.96)          1.87            .88           1.80        1.91         1.39
                                                   ---------------------------------------------------------------------------------
Total from investment operations                        (.96)          1.87            .86           1.81        1.84         1.32
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                      --             --             --             --          --           --
Distributions from net realized gain                   (1.45)          (.66)          (.47)         (1.01)         --           --
                                                   ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (1.45)          (.66)          (.47)         (1.01)         --           --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $   12.30      $   14.71      $   13.50      $   13.11   $   12.31    $   10.47
                                                   =================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     (7.20)%        14.03%          6.64%         15.17%      17.57%       14.43%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $ 411,555      $ 510,881      $ 479,198      $ 434,456   $ 366,608    $ 237,002
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $ 478,998      $ 525,389      $ 455,267      $ 403,468   $ 321,870    $ 187,066
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                            0.00%         (0.01)%        (0.15)%         0.06%      (0.76)%      (0.85)%
Total expenses                                          1.86% 5        1.87% 5        1.91%          1.95%       2.01%        2.12%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                      1.86%          1.87%          1.91%          1.95%       2.01%        2.07%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   61%           123%           107%           107%        134%         165%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended January 31, 2008    1.86%
      Year Ended July 31, 2007             1.87%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  33 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                                 ENDED
                                      JANUARY 31, 2008                                                        YEAR ENDED JULY 31,
CLASS C                                    (UNAUDITED)             2007             2006         2005         2004           2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  14.78         $  13.56         $  13.16     $  12.34     $  10.48       $   9.15
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                        -- 1,2          .01 1           (.01) 1       .02 1       (.05)          (.06)
Net realized and unrealized gain
(loss)                                            (.95)            1.87              .88         1.81         1.91           1.39
                                              --------------------------------------------------------------------------------------
Total from investment operations                  (.95)            1.88              .87         1.83         1.86           1.33
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income              (.02)              --               --           --           --             --
Distributions from net realized gain             (1.45)            (.66)            (.47)       (1.01)          --             --
                                              --------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (1.47)            (.66)            (.47)       (1.01)          --             --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $  12.36         $  14.78         $  13.56     $  13.16     $  12.34       $  10.48
                                              ======================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3               (7.10)%          14.04%            6.69%       15.30%       17.75%         14.54%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                $587,737         $680,871         $539,720     $448,492     $348,928       $198,180
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $666,253         $641,709         $489,988     $404,242     $289,046       $159,105
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                      0.06%            0.05%           (0.07)%       0.16%       (0.63)%        (0.73)%
Total expenses                                    1.79% 5,6,7      1.80% 5,6,7      1.83% 6      1.85% 6      1.89% 6,8      1.95% 6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             61%             123%             107%         107%         134%           165%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

     Six Months Ended January 31, 2008     1.79%
     Year Ended July 31, 2007              1.80%

6. Reduction to custodian expenses less than 0.005%.

7. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

8. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  34 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                  SIX MONTHS
                                                       ENDED
                                            JANUARY 31, 2008                                                 YEAR ENDED JULY 31,
CLASS N                                          (UNAUDITED)           2007          2006         2005         2004         2003
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $   15.12      $   13.84      $  13.40     $  12.56     $  10.62     $   9.23
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             .03 1          .07 1         .04 1        .06 1       (.04)        (.03)
Net realized and unrealized gain (loss)                 (.98)          1.92           .90         1.84         1.98         1.42
                                                   -------------------------------------------------------------------------------
Total from investment operations                        (.95)          1.99           .94         1.90         1.94         1.39
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                    (.09)          (.05)         (.03)        (.05)          --           --
Distributions from net realized gain                   (1.45)          (.66)         (.47)       (1.01)          --           --
                                                   -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (1.54)          (.71)         (.50)       (1.06)          --           --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $   12.63      $   15.12      $  13.84     $  13.40     $  12.56     $  10.62
                                                   ===============================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     (6.99)%        14.57%         7.09%       15.62%       18.27%       15.06%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $ 137,840      $ 141,253      $ 90,293     $ 58,243     $ 33,665     $ 13,369
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $ 145,677      $ 123,744      $ 73,232     $ 46,600     $ 22,846     $  8,524
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                            0.46%          0.45%         0.30%        0.46%       (0.28)%      (0.30)%
Total expenses                                          1.39% 4        1.39% 4       1.45%        1.54%        1.62%        1.49%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                      1.39%          1.39%         1.45%        1.53%        1.54%        1.49%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   61%           123%          107%         107%         134%         165%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

     Six Months Ended January 31, 2008              1.39%
     Year Ended July 31, 2007                       1.39%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  35 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                 SIX MONTHS
                                                      ENDED
                                           JANUARY 31, 2008                                                   YEAR ENDED JULY 31,
CLASS Y                                         (UNAUDITED)             2007             2006        2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  15.60         $  14.25         $  13.76     $ 12.86     $ 10.79     $  9.31
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .09 1            .18 1            .14 1       .15 1       .05         .02
Net realized and unrealized gain (loss)               (1.01)            1.97              .93        1.89        2.02        1.46
                                                   ---------------------------------------------------------------------------------
Total from investment operations                       (.92)            2.15             1.07        2.04        2.07        1.48
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.19)            (.14)            (.11)       (.13)         --          --
Distributions from net realized gain                  (1.45)            (.66)            (.47)      (1.01)         --          --
                                                   ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (1.64)            (.80)            (.58)      (1.14)         --          --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  13.04         $  15.60         $  14.25     $ 13.76     $ 12.86     $ 10.79
                                                   =================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    (6.59)%          15.31%            7.94%      16.43%      19.18%      15.90%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $368,120         $341,922         $149,580     $44,303     $ 6,589     $ 4,428
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $367,618         $262,277         $ 90,378     $27,864     $ 5,921     $ 3,102
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  1.15%            1.14%            1.01%       1.14%       0.57%       0.44%
Total expenses                                         0.68% 4,5,6      0.68% 4,5,6      0.72% 5     0.82% 5     0.67% 5     0.77% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  61%             123%             107%        107%        134%        165%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

     Six Months Ended January 31, 2008              0.68%
     Year Ended July 31, 2007                       0.68%

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  36 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Opportunity Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager"). The Fund offers Class A, Class B, Class C, Class N and Class Y shares.

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities


                  37 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the


                  38 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of January 31, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2008, it is estimated that the Fund will utilize $4,374 of capital loss carryforward to offset realized capital gains. During the fiscal year ended July 31, 2007, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

      As of July 31, 2007, the Fund had available for federal income tax purposes post-October foreign currency losses of $4,374.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as


                  39 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Market discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.


                  40 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           SIX MONTHS ENDED JANUARY 31, 2008             YEAR ENDED JULY 31, 2007
                                  SHARES              AMOUNT            SHARES             AMOUNT
--------------------------------------------------------------------------------------------------
CLASS A
Sold                          20,881,909   $     312,294,710        67,834,856   $  1,016,927,358
Dividends and/or
distributions reinvested      16,692,633         230,358,337         8,352,096        122,608,749
Redeemed                     (33,755,432)       (492,501,841)      (71,775,981)    (1,089,247,444)
                           -----------------------------------------------------------------------
Net increase                   3,819,110   $      50,151,206         4,410,971   $     50,288,663
                           =======================================================================

--------------------------------------------------------------------------------------------------
CLASS B
Sold                           1,720,859   $      24,542,993         6,960,228   $     99,743,192
Dividends and/or
distributions reinvested       3,294,569          43,587,149         1,567,120         22,143,398
Redeemed                      (6,289,907)        (89,475,954)       (9,286,714)      (134,867,758)
                           -----------------------------------------------------------------------
Net decrease                  (1,274,479)  $     (21,345,812)         (759,366)  $    (12,981,168)
                           =======================================================================

--------------------------------------------------------------------------------------------------
CLASS C
Sold                           3,837,611   $      55,007,914        11,601,424   $    168,357,535
Dividends and/or
distributions reinvested       4,480,386          59,544,322         1,782,890         25,317,039
Redeemed                      (6,800,883)        (94,746,135)       (7,136,888)      (104,442,892)
                           -----------------------------------------------------------------------
Net increase                   1,517,114   $      19,806,101         6,247,426   $     89,231,682
                           =======================================================================

--------------------------------------------------------------------------------------------------
CLASS N
Sold                           1,975,489   $      28,376,108         4,764,730   $     70,547,026
Dividends and/or
distributions reinvested       1,017,314          13,815,129           350,116          5,069,683
Redeemed                      (1,422,348)        (20,111,288)       (2,295,339)       (34,462,985)
                           -----------------------------------------------------------------------
Net increase                   1,570,455   $      22,079,949         2,819,507   $     41,153,724
                           =======================================================================

--------------------------------------------------------------------------------------------------
CLASS Y
Sold                           4,715,117   $      71,226,470        12,174,806   $    185,199,803
Dividends and/or
distributions reinvested       2,878,274          40,295,835           801,871         11,931,845
Redeemed                      (1,268,584)        (18,617,426)       (1,563,298)       (24,090,823)
                           -----------------------------------------------------------------------
Net increase                   6,324,807   $      92,904,879        11,413,379   $    173,040,825
                           =======================================================================


                  41 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended January 31, 2008, were as follows:

                                                PURCHASES          SALES
    ---------------------------------------------------------------------
    Investment securities                  $2,550,950,245  $2,806,547,329

    ---------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

                        FEE SCHEDULE
                        -------------------------------
                        Up to $200 million        0.75%
                        Next $200 million         0.72
                        Next $200 million         0.69
                        Next $200 million         0.66
                        Next $4.2 billion         0.60
                        Over $5 billion           0.58

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2008, the Fund paid $4,058,743 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.


                  42 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class B, Class C and Class N shares were $2,931,380, $6,671,649 and $1,795,612, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                           CLASS A          CLASS B          CLASS C          CLASS N
                                        CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                          CLASS A   DEFERRED SALES   DEFERRED SALES   DEFERRED SALES   DEFERRED SALES
                  FRONT-END SALES          CHARGES          CHARGES          CHARGES          CHARGES
SIX MONTHS       CHARGES RETAINED      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
ENDED              BY DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
------------------------------------------------------------------------------------------------------
January 31, 2008        $ 575,214         $ 19,057        $ 322,188         $ 30,467          $ 2,656

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended January 31, 2008, the Manager waived $9,402 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

      Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the


                  43 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS Continued

forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

      Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the coun-terparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

      As of January 31, 2008, the Fund had no outstanding forward contracts.

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of January 31, 2008, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities


                  44 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND from the borrower on demand. As of January 31, 2008, the Fund had on loan securities valued at $172,798,073. Collateral of $171,844,258 was received for the loans, all of which was received in cash and subsequently invested in approved instruments or held as cash.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                  45 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      The Board was aware that there are alternatives to retaining the Manager.

      NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                  46 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Nikolaos D. Monoyios and Mark Zavanelli and the Manager's Main Street investment team and analysts. Mr. Monoyios has been a portfolio manager of the Fund since September 2000 and Mr. Zavanelli has been a portfolio manager of the Fund since October 2003. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no load multi-cap core funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's one-year, three-year, and five-year performance was better than its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other multi-cap core funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees are lower than its peer group median.


                  47 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      ECONOMIES OF SCALE. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund's assets grow.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                  48 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  49 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a) (1) Not applicable to semiannual reports.

    (2) Exhibits attached hereto.

    (3) Not applicable.

(b) Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Opportunity Fund

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    03/11/2008